INCOME TAXES - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Net operating loss carryovers	$ 951,808	$ 0
Change in valuation allowance	$ 199,880	$ 0